Exhibit 99.13

Monthly Investor Report: Verizon Master Trust - VZMT 2026-1

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
May 2026		06/22/2026		3		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	2/22/28	02/20/2031	$1,102,623,000.00		3.94%			3.94%
Class A-1b	2/22/28	02/20/2031	$367,541,000.00	33	SOFR +0.40%	06/12/2026	3.64285%	3.99%
Class B	2/22/28	02/20/2031	$112,398,000.00		4.19%			4.19%
Class C	2/22/28	02/20/2031	$67,438,000.00		4.43%			4.43%

Total			$1,650,000,000.00

Series 2026-1 Allocation % x Group One Available Funds	$111,593,137.77
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$111,593,137.77

Beginning of Period Reserve Account Balance	$17,983,651.23
Required Reserve Amount	$17,983,651.23
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$17,983,651.23

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$121.66	$121.66	$0.00	$0.00	$111,593,016.11
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$111,593,016.11
Asset Representations Reviewer Fee	$62.54	$62.54	$0.00	$0.00	$111,592,953.57
Supplemental ARR Fee	$250.15	$250.15	$0.00	$0.00	$111,592,703.42
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$111,591,453.42
Servicing Fee	$1,266,410.45	$1,266,410.45	$0.00	$0.00	$110,325,042.97
Class A-1a Note Interest	$3,620,278.85	$3,620,278.85	$0.00	$0.00	$106,704,764.12
Class A-1b Note Interest	$1,345,295.31	$1,345,295.31	$0.00	$0.00	$105,359,468.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$105,359,468.81
Class B Note Interest	$392,456.35	$392,456.35	$0.00	$0.00	$104,967,012.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$104,967,012.46
Class C Note Interest	$248,958.62	$248,958.62	$0.00	$0.00	$104,718,053.84
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$104,718,053.84
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$104,718,053.84
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$104,718,053.84
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$104,718,053.84
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$104,718,053.84
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$104,718,053.84
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$104,718,053.84
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$104,718,053.84
Class R Interest	$104,718,053.84	$104,718,053.84	$0.00	$0.00	$0.00

Total	$111,593,137.77	$111,593,137.77	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,620,278.85	$0.00	$0.00	$3,620,278.85
Class A-1b	$0.00	$0.00	$1,345,295.31	$0.00	$0.00	$1,345,295.31
Class B	$0.00	$0.00	$392,456.35	$0.00	$0.00	$392,456.35
Class C	$0.00	$0.00	$248,958.62	$0.00	$0.00	$248,958.62

Total	$0.00	$0.00	$5,606,989.13	$0.00	$0.00	$5,606,989.13

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.28	$0.00	$3.28	$1,102,623,000.00	1.00	$1,102,623,000.00	1.00
Class A-1b	$1,000.00	$3.66	$0.00	$3.66	$367,541,000.00	1.00	$367,541,000.00	1.00
Class B	$1,000.00	$3.49	$0.00	$3.49	$112,398,000.00	1.00	$112,398,000.00	1.00
Class C	$1,000.00	$3.69	$0.00	$3.69	$67,438,000.00	1.00	$67,438,000.00	1.00

Total	$1,000.00	$3.40	$0.00	$3.40	$1,650,000,000.00	1.00	$1,650,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$825,000,000.00		825,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.